Subsidiaries of the Company	12 Months Ended
Dec. 31, 2017
Disclosure Of Subsidiaries Of Company [Abstract]
Disclosure of subsidiaries [text block]
(5)	Subsidiaries of the Company

A list of subsidiaries and the Company´s shareholding percentage in such subsidiaries as of December 31, 2017, 2016 and 2015 are presented below:

Name	Shareholding percentage in subsidiaries
		December 31,
	Country	2017	2016	2015
Bachoco, S.A. de C.V.	México	99.99	99.99	99.99
Bachoco USA, LLC. & Subsidiary	U.S.	100.00	100.00	100.00
Campi Alimentos, S.A. de C.V.	México	99.99	99.99	99.99
Induba Pavos, S.A. de C.V.	México	99.99	99.99	99.99
Bachoco Comercial, S.A. de C.V.	México	99.99	99.99	99.99
PEC LAB, S.A. de C.V.	México	64.00	64.00	64.00
Aviser, S.A. de C.V.	México	99.99	99.99	99.99
Operadora de Servicios de Personal, S.A. de C.V.	México	99.99	99.99	99.99
Secba, S.A. de C.V.	México	99.99	99.99	99.99
Servicios de Personal Administrativo, S.A. de C.V.	México	99.99	99.99	99.99
Sepetec, S. A. de C.V.	México	99.99	99.99	99.99
Wii kit RE LTD.	Bermuda	100.00	100.00	-
Proveedora La Perla S.A. de C.V.	México	100.00	-	-

The main subsidiaries of the group and their activities are as follows:

- Bachoco, S.A. de C.V. (BSACV) (includes four subsidiaries which are 51% owned, and over which BSACV has control). BSACV is engaged in breeding, processing and marketing poultry goods (chicken and eggs).

- Bachoco USA, LLC. holds the shares of OK Foods, Inc. and, therefore, all operations controlled by the Company in the United States of America. Effective January 1, 2016, the Company merged O.K. Industries, Inc., O.K. Farms, Inc., O.K. Foods, Inc. and Ecology Management, Inc. into one surviving entity, O.K. Foods, Inc. The primary activities of Bachoco USA, LLC and its subsidiary are comprised of the production of chicken products and hatching eggs, mostly marketed in the United States of America and, to a lesser extent, in other foreign markets.

- Campi Alimentos, S.A. de C.V., is engaged in producing and marketing balanced animal feed, mainly for sales to third parties.

- The main activity of Bachoco Comercial, S.A. de C.V. and Induba Pavos, S.A. de C.V. is the distribution of chicken, turkey and beef value-added products.

- PEC LAB, S.A. de C.V. is the holding of the shares of Pecuarius Laboratorios, S.A. de C.V. Its main activity consists of the production and distribution of medicines and vaccines for animal consumption.

- Aviser, S.A. de C.V., Operadora de Servicios de Personal, S.A. de C.V., Secba, S.A. de C.V., Servicios de Personal Administrativo, S.A. de C.V. and Sepetec, S.A de C.V. are engaged in providing administrative and operating services rendered to their related parties.

- On December 2016 Wii kit RE LTD. was constituted in Bermuda as a subsidiary of the Company with 100% of the shareholding. It is a Class I reinsurance company that provides insurance coverage to its affiliates.

- In July 2017, the Company acquired Proveedora La Perla, S.A. of C.V., in Mexico, as a subsidiary of the Company with 100% participation, it is dedicated to the elaboration and commercialization of balanced animal feed and pet treats.

None of the Company’s contracts or loan agreements restrict the net assets of its subsidiaries.